Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	BiondVax Pharmaceuticals Ltd.
Trading Symbol	BVXV
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	573,285,824
Amendment Flag	false
Entity Central Index Key	0001611747
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37353
Entity Address, Address Line One	Jerusalem BioPark
Entity Address, Address Line Two	2nd floorHadassah Ein Kerem Campus
Entity Address, City or Town	Jerusalem
Entity Incorporation, State or Country Code	L3
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Jerusalem BioPark
Entity Address, Address Line Two	2nd floorHadassah Ein Kerem Campus
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Contact Personnel Name	Amir Reichman
City Area Code	(+972)
Local Phone Number	8-930-2529
Entity Address, Postal Zip Code	00000